Condensed Financial Information of the Company - Consolidated Statement of Comprehensive loss (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Revenues	¥ 1,150,444	$ 164,511	¥ 806,877	¥ 669,503
Cost of revenues	(316,411)	(45,246)	(261,682)	(231,940)
Gross profit	834,033	119,265	545,195	437,563
Operating expenses
Research and development	(346,152)	(49,499)	(243,391)	(178,207)
General and administrative	(266,522)	(38,112)	(244,385)	(229,549)
Impairment of goodwill and intangible assets	(41,563)	(5,943)	(152,890)
Interest income, net	30,629	4,380	44,422	60,978
Foreign exchange gains/(losses), net	30,783	4,402	(21,726)	(11,421)
Other expense , net	36,896	5,276	52,059	96,765
Loss before taxes	(226,683)	(32,414)	(554,328)	(637,650)
Income tax benefit	(8,469)	(1,211)	(47,258)	43,781
Net loss	(257,713)	(36,851)	(617,557)	(602,898)
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses)/gains on available-for-sale securities, net	1,121	160	2,642	(43,494)
Foreign currency translation adjustments	(50,422)	(7,210)	49,045	45,769
Total comprehensive loss attributable to Cheetah Mobile Inc.	(305,891)	(43,741)	(563,988)	(599,992)
Parent Company [Member]
Operating expenses
General and administrative	(20,443)	(2,923)	(21,131)	(14,013)
Total operating expenses	(20,443)	(2,923)	(21,131)	(14,013)
Equity in loss of subsidiaries	(190,359)	(27,221)	(541,389)	(293,917)
Interest income, net	4,154	594	6,798	5,420
Foreign exchange gains/(losses), net	7	1	(553)	658
Other expense , net	(55,854)	(7,987)	(69,164)	(329,592)
Loss before taxes	(262,495)	(37,536)	(625,439)	(631,444)
Income tax benefit	4,782	685	7,882	28,546
Net loss	(257,713)	(36,851)	(617,557)	(602,898)
Other comprehensive (loss) income, net of tax of nil
Unrealized (losses)/gains on available-for-sale securities, net	1,121	160	2,642	(43,494)
Foreign currency translation adjustments	(49,299)	(7,050)	50,927	46,400
Other comprehensive income	(48,178)	(6,890)	53,569	2,906
Total comprehensive loss attributable to Cheetah Mobile Inc.	¥ (305,891)	$ (43,741)	¥ (563,988)	¥ (599,992)